Convertible Preferred Shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 13, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2020
Convertible Preferred Shares (Details) [Line Items]
Preferred shares, issued (in Shares)		51,282	51,282
Total investment	$ 10,000
Received gross	$ 5,000			$ 5,000
Net proceeds, costs and fees		$ 9,965	$ 4,965
Additional amount		$ 5,000
Preferred A Shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Preferred shares, issued (in Shares)	51,282